Related Parties - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Of Key Management Personnel [abstract]
Short-term employee benefits	$ 67	$ 65
Post-employment benefits	5	5
Share-based payments	55	50
Termination benefits	8	5
Other long-term benefits	2	2
Total	$ 137	$ 127